Fair Value Measurements (Details) - Schedule Of The Derivative Liabilities Measured at Fair Value - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value, beginning	$ 1,231	$ 35,700	$ 35,400	$ 33,400
Private Warrant liability acquired as part of the Business Combination		2,545
Loan derivative liability				2,800
Re-measurement of fair value			300	(800)
Forfeiture of Private Warrants		1,696
Change in fair value measurement		(38,710)
Fair value, ending	2,096	1,231	35,700	$ 35,400
Level 3 [Member]
Fair Value Disclosures [Abstract]
Fair value, beginning	1,231	35,700
Forfeiture of Private Warrants	(225)
Change in fair value measurement	1,090
Fair value, ending	$ 2,096	$ 1,231	$ 35,700